VANECK DIGITAL TRANSFORMATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (unaudited)
1
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Footnotes:
Number
of Shares Value
COMMON STOCKS : 100.1%
Australia : 5.2%
Iris Energy Ltd. (USD) * † 689,395 $ 4,929,174
Underline
Canada : 14.6%
Bitfarms Ltd. (USD) * 1,939,275 5,643,290
Hive Digital Technologies
Ltd. (USD) * † 855,395 3,874,939
Hut 8 Corp. (USD) * † 325,744 4,345,425
13,863,654
China : 5.1%
Canaan, Inc. (ADR) * † 2,111,071 4,876,574
Underline
Germany : 6.3%
Bitcoin Group SE 70,783 2,659,470
Northern Data AG * † 116,483 3,358,136
6,017,606
Singapore : 5.3%
Bitdeer Technologies Group
(USD) * † 510,433 5,032,869
Underline
United States : 63.6%
Applied Digital Corp. * † 585,991 3,949,579
Bakkt Holdings, Inc. * † 1,346,105 3,001,814
Bit Digital, Inc. * † 991,949 4,195,944
Block, Inc. * 86,099 6,659,758
Cipher Mining, Inc. * † 913,298 3,771,921
Cleanspark, Inc. * † 435,147 4,799,671
Number
of Shares Value
United States (continued)
Coinbase Global, Inc. * 43,487 $ 7,563,259
Galaxy Digital Holdings Ltd.
(CAD) * † 522,986 4,097,107
Marathon Digital Holdings,
Inc. * 306,110 7,190,524
MicroStrategy, Inc. * 9,005 5,687,738
Riot Platforms, Inc. * † 297,495 4,602,248
Terawulf, Inc. * † 2,071,239 4,970,974
60,490,537
Total Common Stocks
(Cost: $59,233,155) 95,210,414
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
24.8%
Money Market Fund: 24.8%
(Cost: $23,618,427)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 23,618,427 23,618,427
Total Investments: 124.9%
(Cost: $82,851,582) 118,828,841
Liabilities in excess of other assets:
(24.9)% (23,672,760)
NET ASSETS: 100.0% $ 95,156,081
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $25,350,822.
* Non-income producing
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Information Technology 74.8% $ 71,229,007
Financials 25.2 23,981,407
100.0% $ 95,210,414